RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Due to related parties	$ 53,000	$ 78,000